Segment disclosure (Tables)	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Summary of Revenue Information Relating to Geographic Locations

The Company conducts business globally. Revenue information relating to the geographic locations in which the Company sells products is as follows.

	Year ended March 31,
	2014	2013	2012
Revenue
United States	$266,610	$329,427	$432,659
Canada	63,006	43,636	54,237
Europe, Middle East and Africa	167,099	166,232	183,920
Rest of World	92,486	50,075	74,984

	$589,201	$589,370	$745,800